Immediate and ultimate controlling party	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Immediate and ultimate controlling party
57	Immediate and ultimate controlling party
As at December 31, 2019, the Directors of the Company consider the immediate parent and ultimate controlling party of the Group to be CSAH, a state-owned enterprise established in the PRC.